Summary of Significant Accounting Policies and Organization - Schedule of Concentration of Credit Risk (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Sales				$ 401,620
Customer Concentration Risk [Member] | Customer A [Member]
Concentration risk				100.00%
Sales				$ 401,620